SHARE CAPITAL, Warrants Outstanding and Exercisable (Details)	9 Months Ended
Sep. 30, 2021 shares $ / shares
Warrants, Outstanding and Exercisable [Abstract]
Number Outstanding (in shares) | shares	1,227,477
Exercise Price (in dollars per share) | $ / shares	$ 0.15
November 22, 2021 [Member]
Warrants, Outstanding and Exercisable [Abstract]
Expiry Date	Nov. 22, 2021
Number Outstanding (in shares) | shares	1,227,477
Exercise Price (in dollars per share) | $ / shares	$ 0.15